UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL  60654

            (Address of principal executive offices) (Zip code)

Patrick W. Galley

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-832-1440

Date of fiscal year end:  09/30

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 58.97%
474,013	AllianceBernstein Income Fund, Inc.	$3,758,923
212,849	BlackRock Credit Allocation Income Trust II, Inc.	2,092,306
43,766	Blackrock Credit Allocation Income Trust III, Inc.	460,418
515,733	Blackrock Credit Allocation Income Trust IV, Inc.	6,240,369
647,600	Boulder Growth & Income Fund, Inc.(1)	4,034,548
292,833	Boulder Total Return Fund, Inc.(1)	4,544,768
277,530	Calamos Strategic Total Return Fund	2,569,928
76,441	Central Europe and Russia Fund, Inc.	3,198,291
37,872	China Fund, Inc.	1,230,840
450,287	Clough Global Equity Fund	6,808,339
966,862	Clough Global Opportunities Fund	13,004,391
302,114	Cohen & Steers Infrastructure Fund, Inc.	4,960,712
123,706	DWS High Income Opportunities Fund, Inc.	1,741,781
308,114	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,244,440
517,495	First Trust Senior Floating Rate Income Fund II	7,229,405
44,538	Franklin Templeton Limited Duration Income Trust	583,448
504,987	Gabelli Dividend & Income Trust	7,756,600
180,283	General American Investors Co., Inc	4,835,190
58,855	Guggenheim Build America Bonds Managed Duration Trust	1,069,984
630,448	H&Q Life Sciences Investors Fund	6,790,240
90,819	ING Prime Rate Trust	516,760
382,801	Invesco Van Kampen Senior Income Trust	1,795,337
4,194,745	Liberty All Star Equity Fund	20,680,093
847,025	LMP Capital and Income Fund, Inc.	10,545,461
169,287	LMP Corporate Loan Fund, Inc.	1,985,737
376,746	Macquarie Global Infrastructure Total Return Fund, Inc.	6,510,171
210,191	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,394,585
1,196,131	NFJ Dividend, Interest & Premium Strategy Fund	20,944,254
107,554	Nuveen Floating Rate Income Fund	1,270,213
784,158	Nuveen Multi-Strategy Income and Growth Fund	6,547,719
1,187,081	Nuveen Multi-Strategy Income and Growth Fund 2	10,446,313
301,792	PIMCO Income Opportunity Fund	7,722,857
621,660	PIMCO Income Strategy Fund II	6,154,434
273,042	Royce Focus Trust, Inc.(1)	2,066,928
1,817,965	Royce Value Trust, Inc.	26,433,211
337,058	SunAmerica Focused Alpha Growth Fund, Inc.	5,911,997
1,191,858	TCW Strategic Income Fund, Inc.	6,221,499
127,941	Templeton Emerging Markets Fund	3,015,569
672,997	Tri-Continental Corp.	9,260,439
107,335	Van Kampen Dynamic Credit Opportunities Fund	1,310,560
133,805	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,399,124
262,585	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,284,938

288,008	Zweig Total Return Fund, Inc.	$1,025,309

TOTAL CLOSED-END FUNDS (Cost $189,064,606)		245,598,429

MUTUAL FUNDS - 5.39%
533,820	Calamos Convertible Fund - Class A	10,457,542
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	11,978,312

TOTAL MUTUAL FUNDS (Cost $15,452,769)		22,435,854

EXCHANGE TRADED FUNDS - 19.90%
54,100	iShares Barclays Treasury Inflation Securities Bond Fund	5,816,832
100,000	iShares MSCI EAFE Index Fund	5,822,000
176,839	iShares MSCI Emerging Markets Index Fund	8,424,964
60,537	iShares Russell 1000 Growth Index Fund	3,466,349
337,153	iShares S&P 100 Index Fund	19,106,460
227,568	Powershares FTSE RAFI US 1000 Portfolio	12,732,430
160,455	ProShares UltraShort 20+ Year Treasury ETF(1)	5,943,253
412,894	ProShares UltraShort Russell2000 ETF(1)	5,185,949
118,563	Rydex Russell Top 50 ETF	10,611,388
111,000	SPDR Barclays Capital Convertible Securities ETF	4,556,550
25,000	Vanguard Emerging Markets ETF	1,203,650

TOTAL EXCHANGE TRADED FUNDS (Cost $73,306,035)		82,869,825

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.92%
12,100	Affiliated Managers Group, Inc.(1)	1,200,562
150,100	Artio Global Investors, Inc.	2,213,975
11,736	Legg Mason, Inc.	425,665

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $3,439,773)		3,840,202

PREFERRED STOCKS - 0.53%
11,590	Gabelli Global Deal Fund, Series A, 8.500%	595,726
64,103	General American Investors Co., Inc, Series B, 5.950%	1,600,011

TOTAL PREFERRED STOCKS (Cost $2,092,947)		2,195,737

REAL ESTATE INVESTMENT TRUSTS - 1.03%
263,474	Apollo Commercial Real Estate Finance, Inc.	4,307,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,289,577)		4,307,800

RIGHTS - 0.00%
288,008 Zweig Total Return, strike price $3.34, Expires 1/7/11	$0

TOTAL RIGHTS
(Cost $0)	0

SHORT-TERM INVESTMENTS - 13.25%
55,209,505 Northern Institutional Diversified Asset Portfolio, (7 Day Yield 0.030%)	55,209,505

TOTAL SHORT-TERM INVESTMENTS
(Cost $55,209,505)	55,209,505

TOTAL INVESTMENTS - 99.99%
(Cost $342,855,212)	416,457,352

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%	56,400

NET ASSETS - 100.00%	$416,513,752

(1) Non-income producing security.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAPS
December 31, 2010 (Unaudited)

Swap Counterparty	Fund Pays	Fund Receives	Notional Amount	Termination Date	Unrealized Appreciation
ReFlow Fund, LLC	LIBOR Overnight + 1.95%	Notional* Fund NAV Change	$12,000,000	10/27/2011	$-

Page Intentionally Left Blank

RiverNorth/Doubleline Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares/Description		Value
SHORT-TERM INVESTMENTS - 100.00%
30,000	Northern Institutional Diversified Asset Portfolio, (7 Day Yield 3.000%)	$30,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,000)		30,000

TOTAL INVESTMENTS - 100.00%
(Cost $30,000)		30,000

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%		0

NET ASSETS - 100.00%		$30,000

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESMENTS

DECEMBER 31, 2010 (unaudited)

1.  ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income, consistent with prudent investment risk over the long-term.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The Strategic Income Fund and the Core Opportunity Fund are the only series currently authorized by the Trustees. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (the “Sub-Adviser”). The investment objective of the Strategic Fund is current income and overall total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Trust follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Trust has held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3.  SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Trust will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Trust’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Trust invests in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used at December 31, 2010 in valuing the Trust’s assets carried at fair value:

RiverNorth Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$245,598,429	$–	$–	$245,598,429
Mutual Funds	22,435,854	–	–	22,435,854
Exchange Traded Funds	82,869,825	–	–	82,869,825
Holding & Investment Management Companies	3,840,202	–	–	3,840,202
Preferred Stocks	2,195,737	–	–	2,195,737
Real Estate Investment Trusts	4,307,800	–	–	4,307,800
Rights	–	–	–	–
Short-Term Investments	55,209,505	–	–	55,209,505
Total	$416,457,352	$–	$–	$416,457,352

During the three months ended December 31, 2010 the Fund held one security which was deemed a Level 3: Zweig Total Return Rights. The fair value for this security at December 31, 2010 was $0. There were no transactions in this security during the three months ended December 31, 2010.

RiverNorth/Doubleline Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$30,000	$–	$–	$30,000
Total	$30,000	$–	$–	$30,000

All securities of the Fund were valued using Level 1 inputs during the three months ended December 31, 2010. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

4.  DERIVATIVE TRANSACTIONS

The Trust may enter into total return swaps. Total return swaps are agreements that provide the Trust with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Trust, and is settled in cash at the end of each month or if the cumulative amount owed to either party is greater than or equal to $500,000. The fee paid by the Trust will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Trust would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Trust may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Trust’s overall return) by replacing it with the impact of market exposure based upon the Trust’s own investment holdings. The Trust records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. The Trust values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%. The agreement terminates October 27, 2011.

5. FEDERAL INCOME TAXES

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2010, net unrealized appreciation (depreciation) of investments based on federal tax costs were as follows:

Core Opportunity Fund:

Gross appreciation (excess of value over tax cost)	$75,793,034
Gross depreciation (excess of tax cost over value)	(3,812,144)
Net Unrealized appreciation	71,980,890
Total cost for federal income tax purposes	$344,476,462

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: March 1, 2011

By:	/s/Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: March 1, 2011